Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 13,801	$ 54,732
Accounts receivable trade	252	779
Due from related parties	$ 142	$ 0
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 664	$ 107
Prepaid expenses	546	989
Other current assets	3,685	3,207
Total current assets	19,090	59,814
Fixed assets:
Vessels, net	104,819	37,512
Right-of-use assets	47,706	0
Advances for vessels acquisitions from related parties	0	12,688
Total fixed assets	152,525	50,200
Other non-current assets:
Restricted cash, non-current	700	15,200
Deferred charges and other investments, non-current	2,490	441
TOTAL ASSETS	174,805	125,655
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $566 and $527, respectively	8,691	7,473
Finance lease liabilities, current	31,420	0
Due to related parties	$ 450	$ 829
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Trade accounts and other payables	$ 3,308	$ 3,018
Accrued liabilities	8,045	5,495
Deferred revenue	527	1,027
Dividends payable	652	7,373
Total current liabilities	53,093	25,215
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $742 and $67, respectively	55,843	35,133
Other liabilities, non-current	0	739
Total liabilities	108,936	61,087
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; 40,000 Series B preferred shares issued and outstanding as at December 31, 2023 and 2022, respectively	0	0
Common stock, $0.0001 par value; 2,000,000,000 authorized shares as at December 31, 2023 and 2022; 8,694,630 and 8,180,243 shares issued and outstanding as at December 31, 2023 and 2022, respectively	1	1
Additional paid-in capital	38,916	35,193
Retained earnings	26,952	29,374
Total stockholders'/Parent equity, net	65,869	64,568
TOTAL LIABILITIES AND STOCKHOLDERS'/PARENT EQUITY	$ 174,805	$ 125,655